Shareholder Report, Holdings (Details)	Jun. 28, 2024
C000104467 [Member] | Vanguard Total Bond Market ETF [Member]
Holdings [Line Items]
Percent of Total Investments	35.97%
C000104467 [Member] | Vanguard S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	19.13%
C000104467 [Member] | Vanguard FTSE Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Total Investments	12.13%
C000104467 [Member] | Vanguard S And P Mid Cap 400 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	10.42%
C000104467 [Member] | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000104467 [Member] | Vanguard Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	8.15%
C000104467 [Member] | Vanguard FTSE Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.16%
C000104467 [Member] | Federated Hermes Government Obligations Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	1.14%
C000104467 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	36.00%
C000104467 [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%
C000104467 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000104467 [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000104467 [Member] | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000104467 [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000095813 [Member] | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	34.94%
C000095813 [Member] | Empower S And P 500 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	20.79%
C000095813 [Member] | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	13.86%
C000095813 [Member] | Empower S And P Mid Cap 400 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	11.67%
C000095813 [Member] | Empower S And P Small Cap 600 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.17%
C000095813 [Member] | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	5.01%
C000095813 [Member] | Fidelity Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.56%
C000095813 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	34.90%
C000095813 [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000095813 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000095813 [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000095813 [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000095813 [Member] | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000155801 [Member] | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	34.94%
C000155801 [Member] | Empower S And P 500 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	20.79%
C000155801 [Member] | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	13.86%
C000155801 [Member] | Empower S And P Mid Cap 400 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	11.67%
C000155801 [Member] | Empower S And P Small Cap 600 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.17%
C000155801 [Member] | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	5.01%
C000155801 [Member] | Fidelity Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.56%
C000155801 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	34.90%
C000155801 [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000155801 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000155801 [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000155801 [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000155801 [Member] | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000080898 [Member] | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	34.94%
C000080898 [Member] | Empower S And P 500 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	20.79%
C000080898 [Member] | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	13.86%
C000080898 [Member] | Empower S And P Mid Cap 400 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	11.67%
C000080898 [Member] | Empower S And P Small Cap 600 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.17%
C000080898 [Member] | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	5.01%
C000080898 [Member] | Fidelity Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.56%
C000080898 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	34.90%
C000080898 [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000080898 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000080898 [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000080898 [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000080898 [Member] | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000080899 [Member] | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	34.94%
C000080899 [Member] | Empower S And P 500 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	20.79%
C000080899 [Member] | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	13.86%
C000080899 [Member] | Empower S And P Mid Cap 400 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	11.67%
C000080899 [Member] | Empower S And P Small Cap 600 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.17%
C000080899 [Member] | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	5.01%
C000080899 [Member] | Fidelity Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.56%
C000080899 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	34.90%
C000080899 [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000080899 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000080899 [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000080899 [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000080899 [Member] | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%